RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSETS
Summary of nature and movements of Right of use assets

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2019	Increases	adjustments	Decreases	December 31, 2020
Leases rights of use (a)
- Sites	11,976	5,094	(80)	(307)	16,683
- Real estate and others	3,443	1,794	(19)	(92)	5,126
- Poles	812	1,797	(18)	-	2,591
Indefeasible right of use	1,127	72	(9)	-	1,190
Asset Retirement Obligation	456	2,261	1	(69)	2,649
Total	17,814	11,018	(125)	(468)	28,239

(a)	For the determination of the previously informed amounts, real discount rates were used amounting to 11% (average in Argentine pesos) and 6.4% (in US dollars)

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2019	Amortization	adjustments	Decreases	2020	2020
Leases rights of use
- Sites	(2,972)	(3,773)	22	139	(6,584)	10,099
- Real estate and others	(963)	(1,233)	5	58	(2,133)	2,993
- Poles	(517)	(673)	3	—	(1,187)	1,404
Indefeasible right of use	(315)	(128)	5	—	(438)	752
Asset Retirement Obligation	(115)	(63)	1	52	(125)	2,524
Total	(4,882)	(5,870)	36	249	(10,467)	17,772

Details on the nature and movements of Right of use assets as of December 31, 2019 are as follows:

	Gross value as of	Incorporation by
	December 31,	adoption of		Currency translation		Gross value as of
	2018	IFRS 16	Increases	adjustments	Decreases	December 31, 2019
Leases rights of use (b)
- Sites	—	6,644	5,481	(41)	(108)	11,976
- Real estate and others	—	2,103	1,573	(14)	(219)	3,443
- Poles	—	634	188	(10)	—	812
Indefeasible right of use	1,145	—	—	(8)	(10)	1,127
Asset Retirement Obligation	417	—	78	9	(48)	456
Total	1,562	9,381	7,320	(64)	(385)	17,814

(b)	For the determination of the previously informed amounts, real discount rates were used amounting to 11% (average in Argentine pesos) and between 5% and 7% (in US dollars)

	Accumulated				Accumulated	Net carrying
	amortization as of				amortization as	value as of
	December 31,		Currency translation		of December 31,	December 31,
	2018	Amortization	adjustments	Decreases	2019	2019
Leases rights of use
- Sites	—	(2,984)	(18)	30	(2,972)	9,004
- Real estate and others	—	(1,053)	(5)	95	(963)	2,480
- Poles	—	(515)	(2)	—	(517)	295
Indefeasible right of use	(203)	(116)	(6)	10	(315)	812
Asset Retirement Obligation	(80)	(68)	(15)	48	(115)	341
Total	(283)	(4,736)	(46)	183	(4,882)	12,932